Claims Financing Obligations and Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Claims Financing Obligations and Notes Payable
Note 8. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE
Based on claims financing obligations and notes payable agreements, as of March 31, 2022 and December 31, 2021, the present value of amounts owed under these obligations were $211.7 million and $201.4 million, respectively, including unpaid interest to date of $102.6 million and $94.5 million, respectively. The weighted average interest rate is 22% based on the current book value of $211.7 million with rates that range from 2% to 30%. The Company is expected to repay these obligations from cash flows from claim recovery income.
As March 31, 2022, the minimum required payments on these agreements are $376.1 million with $125.6 million of the required payments being non-recourse.
Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. However, in some cases, to the extent that, upon final resolution of the Claims, the investors receive from proceeds an amount that is less than the agreed upon return, the investors have no recourse to recover such deficit from the Company. Certain of these agreements fall under ASC 470 for the sale of future revenues classified as debt. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.
Also, during 2020, the Company obtained funds under the Paycheck Protection Program (the “PPP Loan”) in the amount of $1,086 thousand. Since the amount must be repaid unless forgiven in accordance with the Paycheck Protection Program, the Company accounted for the funds as debt under ASC 470. As of December 31, 2021, the total amount of the PPP Loans have been forgiven.

Note 8. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE
Based on claims financing obligations and notes payable agreements, as of December 31, 2021 and 2020, the present value of amounts owed under these obligations were $201.4 million and $90.5 million, respectively, including unpaid interest to date of $94.5 million and $67.5 million, respectively. The weighted average interest rate is 22% based on the current book value of $201.4 million with rates that range from 2% to 30%. The Company is expected to repay these obligations from cash flows from claim recovery income.
As December 31, 2021, the minimum required payments on these agreements are $368.0 million with $117.5 million of the required payments being non-recourse.
Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. However, in some cases, to the extent that, upon final resolution of the Claims, the investors receive from proceeds an amount that is less than the agreed upon return, the investors have no recourse to recover such deficit from the Company. Certain of these agreements fall under ASC 470 for the sale of future revenues classified as debt. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.
Also, during 2020, the Company obtained funds under the Paycheck Protection Program (the “PPP Loan”) in the amount of $1,086 thousand. Since the amount must be repaid unless forgiven in accordance with the Paycheck Protection Program, the Company accounted for the funds as debt under ASC 470. The PPP Loan bears interest of 1%, with repayments to be made from 2022 to 2025. The Company may apply to have the loan forgiven in part or in full, depending if certain requirements are met, in 2021. Any amounts forgiven will be recognized as other income in the period in which they are officially relieved. As of December 31, 2021, the total amount of the PPP Loans have been forgiven. As of December 31, 2020, the total amounts owed under the PPP Loans was $1,043 thousand.